UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     January 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $123,413 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     3075    65355 SH       SOLE                        0     3075        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2169    58240 SH       SOLE                        0     2169        0
ANNTAYLOR STORES CORP          COM              036115103      274    10000 SH       SOLE                        0      274        0
APPLE INC                      COM              037833100     8926    27671 SH       SOLE                        0     8926        0
BJS RESTAURANTS INC            COM              09180C106     3754   105955 SH       SOLE                        0     3754        0
BROADCOM CORP                  CL A             111320107     4542   104297 SH       SOLE                        0     4542        0
CAVIUM NETWORKS INC            COM              14965A101     4874   129345 SH       SOLE                        0     4874        0
CELGENE CORP                   COM              151020104     3262    55157 SH       SOLE                        0     3262        0
CISCO SYS INC                  COM              17275R102     2085   103060 SH       SOLE                        0     2085        0
CLEAN ENERGY FUELS CORP        COM              184499101     1700   122867 SH       SOLE                        0     1700        0
COACH INC                      COM              189754104     3967    71730 SH       SOLE                        0     3967        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7218    98486 SH       SOLE                        0     7218        0
CREE INC                       COM              225447101     2517    38197 SH       SOLE                        0     2517        0
FIRST SOLAR INC                COM              336433107     2740    21055 SH       SOLE                        0     2740        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3955    32933 SH       SOLE                        0     3955        0
GILEAD SCIENCES INC            COM              375558103     2657    73329 SH       SOLE                        0     2657        0
GOOGLE INC                     CL A             38259P508     4043     6806 SH       SOLE                        0     4043        0
HARBIN ELECTRIC INC            COM              41145W109     1539    88700 SH       SOLE                        0     1539        0
HIGHER ONE HLDGS INC           COM              42983D104      202    10000 SH       SOLE                        0      202        0
ILLUMINA INC                   COM              452327109     6167    97359 SH       SOLE                        0     6167        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     4970    19282 SH       SOLE                        0     4970        0
LULULEMON ATHLETICA INC        COM              550021109     4911    71775 SH       SOLE                        0     4911        0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107     3124   125405 SH       SOLE                        0     3124        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     1941    73525 SH       SOLE                        0     1941        0
MIPS TECHNOLOGIES INC          COM              604567107     1700   112070 SH       SOLE                        0     1700        0
NETAPP INC                     COM              64110D104     5708   103851 SH       SOLE                        0     5708        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2516    23906 SH       SOLE                        0     2516        0
POWER INTEGRATIONS INC         COM              739276103     2915    72588 SH       SOLE                        0     2915        0
QUALCOMM INC                   COM              747525103     3250    65666 SH       SOLE                        0     3250        0
RUE21 INC                      COM              781295100      212     7250 SH       SOLE                        0      212        0
SOUTHWESTERN ENERGY CO         COM              845467109     1481    39560 SH       SOLE                        0     1481        0
STARBUCKS CORP                 COM              855244109     1953    60782 SH       SOLE                        0     1953        0
SUNPOWER CORP                  COM CL A         867652109      397    30955 SH       SOLE                        0      397        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1478    66730 SH       SOLE                        0     1478        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3511    55540 SH       SOLE                        0     3511        0
URBAN OUTFITTERS INC           COM              917047102      383    10700 SH       SOLE                        0      383        0
VISTAPRINT N V                 SHS              N93540107     4412    95922 SH       SOLE                        0     4412        0
VMWARE INC                     CL A COM         928563402     6072    68292 SH       SOLE                        0     6072        0
ZUMIEZ INC                     COM              989817101     2813   100964 SH       SOLE                        0     2813        0